Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance						$ 444,000
Corporate income tax rate	35.00%					21.00%	21.00%
Federal net operating loss carry forwards						$ 3,029,000	$ 1,474,000